UNAUDITED INTERIM CONDENSED COMBINED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Net income		$ 1	$ 2	$ 129	$ 5
Other comprehensive income (loss) that will be reclassified to net income (loss)
Equity accounted other comprehensive loss		(299)	0	(316)	0
Net unrealized loss on available for sale securities		(354)	0	(454)	(1)
Income tax expense		70	0	70	0
Foreign currency translation		(8)	0	(5)	2
Defined benefit pension plan adjustment		(9)	0	(9)	0
Total other comprehensive (loss) income		(600)	0	(714)	1
Comprehensive (loss) income		(599)	2	(585)	6
Net income for the year		(3)	0	(3)	0
Attributable to:
Comprehensive income (loss)		(599)	2	(585)	6
Brookfield Asset Management Inc.
Attributable to:
Comprehensive (loss) income	[1]	0	2	0	6
Class A exchangeable and Class B shareholders
Attributable to:
Comprehensive (loss) income	[2]	1	0	3	0
Class C shareholders
Attributable to:
Comprehensive (loss) income	[2]	$ (597)	$ 0	$ (585)	$ 0

[1]	For the periods prior to June 28, 2021. See Note 2(b).
[2]	For the period June 28, 2021 onward. See Note 2(b).